STATEMENT OF COMPLIANCE AND ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2021
Machinery Equiptment [Member] | Top of The Range [Member]
Statement [Line Items]
Property, plant and equipment useful life	7 years
Machinery [Member] | Bottom Range [Member]
Statement [Line Items]
Property, plant and equipment useful life	5 years
Building [Member] | Bottom Range [Member]
Statement [Line Items]
Property, plant and equipment useful life	15 years
Building [Member] | Top Range [Member]
Statement [Line Items]
Property, plant and equipment useful life	20 years
Property Plant And Equipments [Member] | Bottom Range [Member]
Statement [Line Items]
Property, plant and equipment useful life	3 years
Property Plant And Equipments [Member] | Top Range [Member]
Statement [Line Items]
Property, plant and equipment useful life	5 years